CASH AND CASH EQUIVALENTS (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 178	€ 166	€ 156	€ 147
Cash subject to restrictions		€ 24
Subsidiaries in capital control restrictions countries
Disclosure of cash and cash equivalents [line Items]
Cash subject to restrictions	€ 20